UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21662

CAPSTONE CHURCH BOND FUND
(Exact name of Registrant as Specified in Charter)

5847 San Felipe, Suite 4100
Houston, Texas 77057

(Address of principal executive offices)

(Zip code)

Edward L. Jaroski
5847 San Felipe, Suite 4100
Houston, Texas 77057

(Name and Address of Agent for Service)

Copies to:
Olivia P. Adler
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

Registrant's telephone number, including Area Code: (800) 262-6631

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CAPSTONE CHURCH BOND FUND

Schedule of Investments
June 30, 2007 (Unaudited)
Shares/Principal Amount			Market Value	% of Net Assets

CHURCH MORTGAGE - BACKED BONDS - 88.99%

Alabama		3.96%
	East Memorial Baptist Church
124,000	7.80%, 04/15/2026		122,165	1.08%
32,000	7.80%, 10/15/2025		31,530	0.28%
	First Baptist Church of Irondale
22,000	7.50%, 04/10/2017		21,886	0.19%
23,000	7.50%, 10/10/2017		22,881	0.20%
24,000	7.50%, 04/10/2018		23,875	0.21%
25,000	7.50%, 04/10/2019		24,870	0.22%
28,000	7.50%, 04/10/2020		27,854	0.25%
30,000	7.50%, 04/10/2021		29,844	0.26%
25,000	7.50%, 10/10/2018		24,870	0.22%
27,000	7.50%, 10/10/2019		26,860	0.24%
28,000	7.50%, 10/10/2020		27,854	0.25%
32,000	8.00%, 04/10/2022		32,109	0.28%
31,000	8.00%, 10/10/2021		31,099	0.28%
California		15.02%
	California Baptist University
80,000	7.50%, 06/05/2023		78,864	0.70%
60,000	7.50%, 12/05/2026		59,094	0.52%
221,000	7.50%, 06/05/2028		219,873	1.96%
59,000	7.50%, 12/05/2027		58,699	0.52%
	First Baptist Church Clovis
35,000	7.30%, 04/15/2023		34,819	0.31%
37,000	7.30%, 04/15/2024		36,808	0.33%
35,000	7.30%, 10/15/2023		34,818	0.31%
31,000	8.00%, 04/15/2022		31,105	0.28%
33,000	8.00%, 10/15/2022		32,828	0.29%
	Kern Christian Center
14,000	7.50%, 04/01/2019		13,927	0.12%
14,000	7.50%, 04/01/2020		13,927	0.12%
16,000	7.50%, 04/01/2021		15,917	0.14%
13,000	7.50%, 04/10/2018		12,932	0.11%
12,000	7.50%, 10/01/2017		11,938	0.11%
13,000	7.50%, 10/01/2018		12,932	0.11%
15,000	7.50%, 10/01/2019		14,922	0.13%
16,000	7.50%, 10/01/2020		15,917	0.14%
20,000	7.60%, 04/01/2024		19,896	0.18%
21,000	7.60%, 04/01/2025		20,891	0.19%
20,000	7.60%, 10/01/2023		19,896	0.18%
21,000	7.60%, 10/01/2024		20,891	0.19%
23,000	7.60%, 10/01/2025		22,880	0.20%
18,000	8.00%, 04/01/2022		17,289	0.15%
16,000	8.00%, 10/01/2021		15,378	0.14%
	Montecito Park Union Church
37,000	8.00%, 04/15/2022		37,126	0.33%
35,000	8.00%, 10/15/2021		35,112	0.31%
35,000	7.20%, 04/15/2021		34,818	0.31%
33,000	7.20%, 10/15/2020		32,828	0.29%
40,000	7.30%, 04/15/2023		39,792	0.35%
43,000	7.30%, 04/15/2024		42,776	0.38%
39,000	7.30%, 10/15/2022		38,797	0.34%
41,000	7.30%, 10/15/2023		40,787	0.36%
45,000	7.30%, 10/15/2024		44,766	0.40%
	North Hills Baptist Church
44,000	7.20%, 05/15/2016		44,062	0.39%
46,000	7.20%, 05/15/2017		45,765	0.41%
41,000	7.20%, 11/15/2015		41,045	0.36%
45,000	7.20%, 11/15/2016		44,771	0.40%
	San Bernardino Chuch of God Christian Centre
68,000	8.30%, 03/15/2024		67,042	0.59%
73,000	8.30%, 09/15/2025		71,949	0.64%
	"The Well" Ministry of Rescue
21,000	8.40%, 05/15/2020		20,891	0.19%
23,000	8.40%, 05/15/2021		22,880	0.20%
25,000	8.40%, 05/15/2022		25,083	0.22%
27,000	8.40%, 05/15/2023		26,860	0.24%
22,000	8.40%, 11/15/2020		21,886	0.19%
24,000	8.40%, 11/15/2021		24,074	0.21%
26,000	8.40%, 11/15/2022		25,865	0.23%
28,000	8.40%, 11/15/2023		27,854	0.25%
Florida		20.98%
	Abyssinia Missionary Baptist Church Ministries, Inc.
257,000	7.50%, 03/15/2027		255,664	2.28%
42,000	7.50%, 03/15/2028		41,782	0.37%
166,000	7.50%, 09/15/2027		165,137	1.47%
	Bethel Baptist Institutional Church, Inc.
150,000	7.80%, 01/21/2021		149,235	1.32%
124,000	7.90%, 07/21/2023		123,368	1.09%
251,000	7.90%, 07/21/2025		249,720	2.22%
	Celebration Baptist Church of Jacksonville, Florida, Inc.
17,000	8.10%, 06/15/2015		17,111	0.15%
33,000	8.20%, 12/15/2015		32,832	0.29%
29,000	8.40%, 12/15/2029		28,852	0.26%
69,000	8.40%, 06/15/2021		68,649	0.61%
74,000	8.40%, 06/15/2022		74,252	0.66%
65,000	8.40%, 12/15/2020		64,669	0.57%
71,000	8.40%, 12/15/2021		71,227	0.63%
71,000	8.40%, 12/15/2022		70,638	0.63%
32,000	8.40%, 12/15/2030		31,837	0.28%
10,000	8.40%, 06/15/2025		9,949	0.09%
24,000	8.40%, 06/15/2027		23,878	0.21%
23,000	8.40%, 12/15/2026		22,883	0.20%
	Celebration Church of Jacksonville, Inc.
106,000	7.40%, 10/15/2016		105,449	0.94%
110,000	7.80%, 04/15/2021		109,428	0.97%
	Iglesia Cristiana La Nueva Jerusalem, Inc.
100,000	7.50%, 02/05/2031		98,400	0.87%
54,000	7.50%, 08/05/2029		53,152	0.47%
146,000	7.50%, 02/05/2029		143,722	1.28%
112,000	7.50%, 02/05/2027		110,298	0.98%
	Truth For Living Ministries, Inc.
78,000	7.80%, 03/15/2024		76,885	0.68%
81,000	7.80%, 09/15/2024		79,826	0.71%
36,000	7.80%, 09/15/2027		35,813	0.32%
49,000	7.80%, 03/15/2028		48,745	0.43%
Georgia		4.80%
	Bible Baptist Church of Newnan, Inc.
32,000	7.60%, 03/01/2015		32,019	0.28%
33,000	7.70%, 09/01/2015		32,828	0.29%
11,000	7.80%, 09/01/2018		10,943	0.10%
39,000	7.80%, 03/01/2018		38,797	0.34%
46,000	7.80%, 03/01/2020		45,761	0.42%
50,000	7.80%, 03/01/2021		49,740	0.44%
45,000	7.80%, 09/01/2019		44,766	0.40%
48,000	7.80%, 09/01/2020		47,750	0.42%
56,000	7.90%, 09/01/2022		55,709	0.50%
54,000	8.00%, 03/01/2022		54,184	0.49%
51,000	8.00%, 09/01/2021		51,163	0.45%
	Restoration in the World International Ministries, Inc.
7,000	7.80%, 11/15/2017		6,965	0.06%
6,000	7.80%, 05/15/2018		5,969	0.05%
7,000	7.80%, 05/15/2019		6,965	0.06%
8,000	7.80%, 05/15/2020		7,959	0.07%
8,000	7.80%, 05/15/2021		7,959	0.07%
7,000	7.80%, 11/15/2018		6,965	0.06%
8,000	7.80%, 11/15/2019		7,959	0.07%
8,000	7.80%, 11/15/2020		7,959	0.07%
9,000	8.00%, 05/15/2022		9,032	0.08%
9,000	8.00%, 11/15/2021		9,030	0.08%
Louisiana		5.01%
	Living Way Apostolic
43,000	7.80%, 04/20/2019		42,776	0.38%
49,000	7.80%, 04/20/2021		48,745	0.43%
44,000	7.80%, 10/20/2019		43,771	0.39%
48,000	7.80%, 10/20/2020		47,750	0.42%
52,000	7.80%, 10/20/2021		51,730	0.46%
73,000	7.90%, 04/20/2026		72,620	0.64%
79,000	7.90%, 4/20/2027		78,589	0.71%
70,000	7.90%, 10/20/2025		69,636	0.62%
53,000	8.00%, 04/20/2022		53,181	0.47%
56,000	8.00%, 10/20/2022		55,709	0.49%
Maryland		0.35%
	Ark of Safety Christian Church
40,000	8.00%, 04/15/2029		39,388	0.35%
Michigan		1.55%
	Living Bread Ministries, Inc.
10,000	7.50%, 02/15/2016		10,011	0.09%
22,000	7.50%, 02/15/2017		21,888	0.19%
24,000	7.50%, 02/15/2018		23,878	0.21%
26,000	7.50%, 02/15/2019		25,867	0.23%
22,000	7.50%, 08/15/2017		21,888	0.19%
24,000	7.50%, 08/15/2018		23,878	0.21%
26,000	7.50%, 08/15/2019		25,867	0.24%
21,000	7.50%, 08/15/2016		20,893	0.19%
New Jersey		4.12%
	Princeton Presbyterian Church
15,000	7.80%, 09/25/2013		14,922	0.13%
28,000	7.90%, 03/25/2014		27,855	0.25%
25,000	8.10%, 03/25/2015		25,013	0.22%
31,000	8.20%, 09/25/2015		30,839	0.27%
33,000	8.30%, 03/25/2016		33,030	0.29%
56,000	8.40%, 09/25/2022		55,709	0.50%
49,000	8.40%, 03/25/2021		48,746	0.43%
54,000	8.40%, 03/25/2022		54,173	0.49%
43,000	8.40%, 03/25/2023		42,776	0.38%
47,000	8.40%, 09/25/2020		46,756	0.41%
51,000	8.40%, 09/25/2021		51,153	0.46%
33,000	8.40%, 03/25/2034		32,828	0.29%
Nevada		0.61%
	New Song Lutheran Church, Inc.
16,000	7.80%, 06/01/2015		16,106	0.14%
18,000	7.80%, 06/01/2016		18,022	0.16%
17,000	7.80%, 12/01/2015		17,017	0.15%
18,000	7.80%, 12/01/2016		17,908	0.16%
North Carolina		0.70%
	Accumulated Resources of Kindred Spirits
78,000	7.75%, 12/01/2009		78,624	0.70%
Oregon		0.89%
	Western Baptist College
27,000	7.50%, 02/15/2016		27,030	0.24%
73,000	7.50%, 08/15/2015		73,066	0.65%
Tennessee		4.95%
	Grace Christian Fellowship Church
34,000	8.40%, 07/18/2024		33,827	0.30%
39,000	8.40%, 10/18/2021		38,797	0.34%
40,000	8.40%, 01/18/2022		40,128	0.36%
44,000	8.40%, 01/18/2023		43,776	0.39%
47,000	8.40%, 01/18/2024		46,760	0.41%
41,000	8.40%, 04/18/2022		41,132	0.36%
44,000	8.40%, 04/18/2023		43,771	0.39%
47,000	8.40%, 04/18/2024		46,756	0.42%
41,000	8.40%, 07/18/2022		40,791	0.36%
45,000	8.40%, 07/18/2023		44,771	0.40%
42,000	8.40%, 10/18/2022		41,782	0.37%
46,000	8.40%, 10/18/2023		45,761	0.41%
50,000	8.40%, 10/18/2024		49,740	0.44%
Texas		16.43%
	Celebration Church of Georgetown
50,000	8.40%, 11/15/2023		49,740	0.44%
35,000	8.40%, 05/15/2019		34,818	0.31%
100,000	8.40%, 05/15/2022		100,330	0.89%
56,000	8.40%, 05/15/2023		55,709	0.49%
30,000	8.40%, 05/15/2024		29,844	0.26%
103,000	8.40%, 11/15/2022		102,464	0.91%
91,000	8.40%, 05/15/2021		90,527	0.80%
58,000	8.40%, 11/15/2027		57,699	0.51%
	Christian City View Fellowship
100,000	7.60%, 09/15/2019		99,480	0.88%
123,000	7.70%, 03/15/2022		122,360	1.09%
118,000	7.70%, 09/15/2021		117,386	1.04%
132,000	7.80%, 03/15/2024		130,112	1.15%
138,000	7.80%, 09/15/2025		135,971	1.21%
	Friendship West Baptist Church, Inc.
200,000	7.40%, 06/15/2017		199,000	1.77%
100,000	7.60%, 06/15/2018		99,500	0.88%
	New Life Christian Ministry, Inc.
100,000	7.50%, 04/15/2024		98,550	0.87%
20,000	7.80%, 06/15/2021		19,899	0.18%
19,000	7.80%, 12/15/2020		18,904	0.17%
23,000	7.90%, 06/15/2023		22,883	0.20%
23,000	7.90%, 12/15/2022		22,883	0.20%
24,000	7.90%, 12/15/2023		23,878	0.21%
21,000	8.00%, 06/15/2022		21,076	0.19%
21,000	8.00%, 12/15/2021		21,071	0.19%
	Steve AMS Ministries dba Chapel of Praise
45,000	7.60%, 12/15/2011		44,775	0.40%
81,000	7.90%, 06/15/2013		80,968	0.72%
53,000	8.10%, 06/15/2014		53,011	0.47%
Virginia		4.95%
	New Life Annointed Ministries International, Inc.
171,000	7.80%, 06/21/2020		170,145	1.52%
64,000	7.80%, 06/21/2022		64,237	0.57%
100,000	7.80%, 12/21/2020		99,500	0.88%
90,000	7.80%, 06/21/2024		89,550	0.79%
95,000	7.80%, 06/21/2023		94,525	0.84%
	Old Bridge United Methodist Church
40,000	7.90%, 09/24/2023		39,436	0.35%
Washington, DC		4.67%
	Metropolitan Baptist Church
77,000	8.20%, 01/12/2015		76,607	0.68%
80,000	8.30%, 07/12/2015		79,592	0.71%
98,000	8.40%, 01/12/2018		97,500	0.87%
130,000	8.40%, 01/12/2033		129,337	1.14%
45,000	8.40%, 07/12/2018		44,771	0.40%
100,000	8.40%, 01/12/2027		98,550	0.87%

Total Church Mortgage-Backed Bonds (Cost $ 10,081,600)		88.99%	10,028,789	88.99%

US TREASURY OBLIGATIONS (Cost $143,484)		1.28%
	US Treasury Note
150,000	4.50%, 02/15/2016		144,570	1.28%

SHORT TERM INVESTMENTS		8.02%

Money Market Funds
903,191	Fifth Third Institutional Money Market - 5.13%*		903,191	8.02%
	(Cost $903,191)

Total Investments - (Cost $11,128,275)		98.29%	$11,076,550	98.29%

Other Assets Less Liabilities		1.71%	192,650	1.71%

Net Assets		100.00%	$11,269,200	100.00%

*Rate shown represents the rate as of June 30, 2007

NOTES TO FINANCIAL STATEMENTS
Capstone Church Bond Fund
1. SECURITY TRANSACTIONS

At June 30, 2007 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $11,128,275 amounted to $51,725 which consisted of aggregate gross unrealized appreciation of $8,281 and aggregate gross unrealized depreciation of $60,008.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPSTONE CHURCH BOND FUND

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Edward L. Jaroski

* Edward L. Jaroski

   President

Date August 27, 2007

By /s/Carla Homer

* Carla Homer

  Treasurer

Date August 27, 2007

* Print the name and title of each signing officer under his or her signature.